Other Income - Additional Information (Detail) (Wenzhou Nepstar Chain Co Ltd ("Wenzhou Nepstar"), CNY) In Thousands, unless otherwise specified	1 Months Ended
Dec. 31, 2012 Store
Wenzhou Nepstar Chain Co Ltd ("Wenzhou Nepstar")
Components of Other Operating Income [Line Items]
Number of retail drugstores	8
Cash consideration from sale of assets	2,200
Gain from sale of assets	1,480